Other income and expenses	6 Months Ended
Jun. 30, 2018
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Other income and expenses
23.	Other income and expenses

	2018		2017
	Apr-Jun	Jan-Jun	Apr-Jun	Jan-Jun
Gains / (losses) related to legal, administrative and arbitration proceedings (*)	(454)	(846)	29	(370)
Pension and medical benefits—retirees	(375)	(792)	(476)	(963)
Gains/(losses) with Commodities Derivatives	(347)	(564)	—	—
Gains / (losses) on disposal/write-offs of assets (**)	(316)	689	1,805	1,766
Unscheduled stoppages and pre-operating expenses	(277)	(516)	(381)	(813)
Profit sharing	(180)	(319)	(5)	(93)
Institutional relations and cultural projects	(48)	(83)	(45)	(96)
Operating expenses with thermoelectric power plants	(25)	(50)	(26)	(50)
Health, safety and environment	(16)	(41)	(18)	(31)
Allowance for impairment of other receivables	(16)	(23)	(389)	(424)
Voluntary Separation Incentive Plan—PIDV	3	(4)	123	210
Government grants	17	41	40	40
Ship/Take or Pay agreements	18	22	299	299
Impairment	49	31	(71)	(64)
Expenses/Reimbursements from E&P partnership operations	79	135	116	208
Reclassification of cumulative translation adjustments—CTA	—	—	—	(37)
Amounts recovered from Lava Jato investigation	—	1	28	28
Gain on remeasurement of investment retained with loss of control	—	—	217	217
Others	94	133	(18)	162

Total	(1,794)	(2,186)	1,228	(11)

(*)	In 2018, it includes foreign exchange losses relating to the Class Action Settlement provision, in the amount of US$ 441, as set out in note 28.4.1.
(**)	In 2018, it primarily comprises gains with divestments, as set out in note 9. In 2017, it includes returned areas and cancelled projects, as well as the divestment in NTS.